SHORT-TERM BORROWINGS AND LONG-TERM INDEBTEDNESS	12 Months Ended
Mar. 31, 2012
SHORT-TERM BORROWINGS AND LONG-TERM INDEBTEDNESS

11. SHORT-TERM BORROWINGS AND LONG-TERM INDEBTEDNESS

As of March 31, 2011 and 2012, short-term borrowings consisted of the following:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Bank borrowings	¥338	¥2,335	$28,476
Current maturities of long-term indebtedness	530	16	$195

Total	¥868	¥2,351	$28,671

Short-term borrowings, excluding current maturities of long-term indebtedness, consisted primarily of bank borrowings of overseas subsidiaries denominated in foreign currencies.

As of March 31, 2011 and 2012, the weighted average interest rate on short-term bank borrowings was 2.0% and 13.7%, respectively.

Certain subsidiaries of the Company had unused lines of credit available for immediate short-term borrowings without restrictions amounting to ¥ 14,588 million and ¥ 15,280 million ($ 186,341 thousand) as of March 31, 2011 and 2012, respectively.

As of March 31, 2011 and 2012, long-term indebtedness consisted of the following:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
1.9% (weighted average rate) unsecured loans from banks, due 2012	¥500	¥-	$-
Capital lease obligations (see Note 3 (g))	49	28	341
Less- Current maturities included in short-term borrowings	(530)	(16)	(195)

Total	¥19	¥12	$146

There were no covenants or cross default provisions under the Makita’s financing arrangements. Furthermore, there were no subsidiary level dividend restrictions under the financing arrangements.

The aggregate annual maturities of long-term indebtedness subsequent to March 31, 2012 are as summarized below:

Year ending March 31,	Yen in millions
2013	¥16
2014	7
2015	3
2016	1
2017	1
2018 and after	-

Total	¥28